Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Assets:
Cash and due from banking subsidiaries	¥ 2,241,929	¥ 2,290,377
Interest-bearing deposits in banking subsidiaries	65,750,366	49,883,912
Other assets	9,700,960	8,987,242
Total assets	248,780,722	231,550,704	¥ 221,651,500
Liabilities and shareholders' equity:
Long-term debt	14,893,023	12,578,216
Other liabilities	6,316,695	6,260,222
Shareholders' equity	8,915,491	8,914,212
Total liabilities and equity	248,780,722	231,550,704
Parent Company
Assets:
Cash and due from banking subsidiaries	47,425	51,356
Interest-bearing deposits in banking subsidiaries	450	414
Other assets	545,744	648,946
Total assets	18,878,433	18,023,008
Liabilities and shareholders' equity:
Short-term borrowings from a banking subsidiary	810,000	755,000
Long-term debt	8,741,729	7,957,710
Other liabilities	411,213	396,086
Shareholders' equity	8,915,491	8,914,212
Total liabilities and equity	18,878,433	18,023,008
Parent Company | Banking Subsidiaries
Assets:
Investments in subsidiaries and affiliated companies	7,996,767	8,102,149
Long-term loans receivable from subsidiaries	8,768,725	7,942,367
Parent Company | Non Banking Subsidiaries And Affiliated Companies
Assets:
Investments in subsidiaries and affiliated companies	1,075,322	878,776
Long-term loans receivable from subsidiaries	¥ 444,000	¥ 399,000